Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Jun. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2019	May 02, 2013
ASSETS
Cash and cash equivalents (including cash within consolidated variable interest entities of — $65.7448377 and $75.15054353)				$ 1,061,500	$ 959,200	$ 1,314,100
Other investments (equity method)				213,400	221,300	151,300
Right-of-use operating lease assets					72,800	83,400
Other assets					7,400	8,300
Total assets				15,393,100	15,157,300	13,844,100
LIABILITIES
Accrued expenses and other payables (4)				171,400	201,800	289,300
Short-term debt				299,900	299,900	0
Long-term debt					0	299,900
Operating lease liabilities				91,300	95,500	115,200
Total liabilities				12,844,400	12,799,300	11,069,300
SHAREHOLDERS’ EQUITY
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)				604	604	604
Additional paid in capital					1,514,700	1,514,700
Retained earnings				1,525,700	1,349,000	1,382,500
Total accumulated other comprehensive (loss)				(492,300)	(506,300)	(123,000)	$ (435,000)	$ 19,700
Total liabilities and shareholders’ equity				$ 15,393,100	$ 15,157,300	$ 13,844,100
Ordinary shares, issued				60,395,839	60,395,839	60,395,839
Ordinary shares, par value				$ 0.01	$ 0.01	$ 0.01
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.950% Preference Shares (AHL PRC)
SHAREHOLDERS’ EQUITY
Preference shares, issued				11,000,000	11,000,000	11,000,000				11,000,000
Preference shares, rate	5.95%			5.95%	5.95%	5.95%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
SHAREHOLDERS’ EQUITY
Preference shares, issued			10,000,000	10,000,000	10,000,000	10,000,000
Preference shares, rate	5.625%		5.625%	5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRE)
SHAREHOLDERS’ EQUITY
Preference shares, issued		10,000,000		10,000,000	10,000,000	10,000,000
Preference shares, rate	5.625%	5.625%		5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Parent Company
ASSETS
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)					$ 40,500	$ 42,600
Cash and cash equivalents (including cash within consolidated variable interest entities of — $65.7448377 and $75.15054353)					44,400	45,000		$ 92,400	$ 37,400
Investments in subsidiaries (1)					2,767,900	3,142,000
Intercompany funds due from affiliates					1,700	1,300
Right-of-use operating lease assets					2,000	2,500
Other assets					5,900	8,000
Total assets					2,862,400	3,241,400
LIABILITIES
Accrued expenses and other payables (4)					22,300	25,500
Intercompany funds due to affiliates					180,500	139,000
Short-term debt					299,900	0
Long-term debt					0	299,900
Operating lease liabilities					1,700	2,200
Total liabilities					504,400	466,600
SHAREHOLDERS’ EQUITY
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)					600	600
Additional paid in capital					1,514,700	1,514,700
Retained earnings					1,349,000	1,382,500
Unrealized (loss)/gains on investments					(333,200)	34,600
(Loss)/gain on derivatives					13,800	(1,600)
Gains on foreign currency translation (start of period)				$ (186,900)	(156,000)
Gains on foreign currency translation (end of period)					(186,900)	(156,000)
Total accumulated other comprehensive (loss)					(506,300)	(123,000)
Total shareholders’ equity					2,358,000	2,774,800
Total liabilities and shareholders’ equity					$ 2,862,400	$ 3,241,400
Ordinary shares, issued					60,395,839	60,395,839
Ordinary shares, par value					$ 0.0001	$ 0.0001